Segment information (Tables)	9 Months Ended
Sep. 30, 2018
Text block1 [abstract]
Summary of Information by Segment on Current Cost of Supplies

INFORMATION BY SEGMENT

Quarters			$ million	Nine months
Q3 2018	Q2 2018	Q3 2017		2018	2017
			Third-party revenue
10,848	10,293	8,316	Integrated Gas	31,862	24,469
1,769	2,346	1,654	Upstream	6,687	5,079
87,518	84,119	65,843	Downstream	247,563	190,170
16	7	17	Corporate	39	39
100,151	96,765	75,830	Total third-party revenue[1]	286,151	219,757

			Inter-segment revenue
1,242	1,271	1,101	Integrated Gas	3,601	2,779
10,526	9,494	7,991	Upstream	28,924	24,211
1,559	1,927	1,142	Downstream	4,280	2,967
—	—	—	Corporate	—	—

			CCS earnings
2,116	3,358	1,217	Integrated Gas	7,865	4,230
2,249	1,094	575	Upstream	5,197	(499)
1,709	1,168	2,405	Downstream	4,683	7,142
(335)	(273)	(394)	Corporate	(835)	(1,578)
5,739	5,347	3,803	Total	16,910	9,295

1.

Includes revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. Third quarter 2018 includes a charge of $1,078 million (Q2 2018: $1,047 million charge; nine months 2018: $1,591 million charge).

Summary of Reconciliation of CCS Earnings to Income

RECONCILIATION OF INCOME FOR THE PERIOD TO CCS EARNINGS

Quarters			$ million	Nine months
Q3 2018	Q2 2018	Q3 2017		2018	2017
5,839	6,024	4,087	Income/(loss) attributable to Royal Dutch Shell plc shareholders	17,762	9,170
202	164	125	Income/(loss) attributable to non-controlling interest	498	328

6,041	6,188	4,212	Income/(loss) for the period	18,260	9,498
			Current cost of supplies adjustment:
(381)	(1,105)	(528)	Purchases	(1,760)	(230)
95	273	145	Taxation	435	62
(16)	(9)	(26)	Share of profit/(loss) of joint ventures and associates	(25)	(35)

(302)	(841)	(409)	Current cost of supplies adjustment[1]	(1,350)	(203)

5,739	5,347	3,803	CCS earnings	16,910	9,295
			of which:
5,570	5,226	3,698	CCS earnings attributable to Royal Dutch Shell plc shareholders	16,499	8,999
169	121	105	CCS earnings attributable to non-controlling interest	411	296

1.

The adjustment attributable to Royal Dutch Shell plc shareholders is a negative $269 million in the third quarter 2018 (Q2 2018: negative $798 million; Q3 2017: negative $389 million; nine months 2018: negative $1,263 million; nine months 2017: negative $171 million).